Interest Expense	12 Months Ended
Dec. 31, 2021
Interest Expense
Interest Expense	27. Interest expense
	December 31, 2021	December 31, 2020
Lease liability (Note 13)	$4,515,112	$-
Other	668,705	-
	$5,183,817	$-